Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ in Millions				1 Months Ended
	Jan. 28, 2019	Jan. 11, 2019	May 29, 2018	Jan. 31, 2019
Non-cumulative preferred shares series 22 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value	$ 234
Non-cumulative preferred shares series 23 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value	$ 66
Subordinated debentures non viability contingent capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures issued or issuable		$ 1,750
Percentage offering of subordinated debentures		3.89%
Subordinated debentures maturity date		Jan. 18, 2029
Debentures quarterly coupon at rate		1.58%
Description of Borrowing		Interest will be payable semi-annually at a rate of 3.89% per annum until January 18, 2024 and thereafter payable quarterly until January 18, 2029 at the 90 day Bankers' Acceptance rate plus 1.58%.
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares				3,250,000
Shares repurchased and cancelled, per share				71.93
Shares repurchased and cancelled, per share				$ 234
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase			24,000,000
Shares repurchased and cancelled, shares			9,230,000
Shares repurchased and cancelled, per share			74.46